SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member]	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option Outstanding, Balance Beginning | shares	28,250
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 24.0
Weighted Average Remaining Contractual Life (Year), Beginning	7 months 6 days
Aggregated Intrinsic Value, Outstanding Beginning | $
Option Outstanding, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Option Outstanding, Canceled | shares	(400)
Weighted Average Exercise Price, Canceled | $ / shares	$ 24.0
Option Outstanding, Balance Ending | shares	27,850
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 24.0
Weighted Average Remaining Contractual Life (Year), Ending	1 month 6 days
Aggregated Intrinsic Value, Outstanding Ending | $
Option Outstanding, Vested and expected to be vested | shares	27,850
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	$ 24.0
Weighted Average Remaining Contractual Life (Year), Options vested	1 month 6 days
Aggregated Intrinsic Value, Vested and expected to be vested | $
Option Outstanding, Options Exercisable | shares	27,850
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 24.0
Weighted Average Remaining Contractual Life (Year), Options exercisable	1 month 6 days
Aggregated Intrinsic Value, Options exercisable | $